Financial Risk Management - Disclosure Of Carrying Amounts And Fair Values Of The Company's Financial Instruments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		R$ 3,110,220		R$ 823,656
Certificate of bank deposits	[1]	211,261		47,341
Repurchase operations	[2]	1,192,101		344,051
Total		4,513,582		1,215,048	R$ 1,693,131	R$ 1,091,470
Government bonds		221,900		402,895
Financial letter		374,690		574,310
Loan Investment Funds		407,928		210,971
Dynamo Beauty Ventures Ltd fund	[3]	7,402
Certificate of Bank Deposits	[4]	21,327		27,201
Total		1,033,247		1,215,377
Trade receivables		1,685,764		1,691,581
Financial and operating derivatives		737,378		584,308
Lease liabilities		(2,517,565)	R$ (2,361,112)	(446,235)
Financial and operating derivatives		(11,806)		(69,189)
Trade payables, reverse factoring operations and related parties		(1,829,756)		(1,736,791)
Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Total		4,513,582		1,215,048
Total		1,033,247		1,215,377
Financial and operating derivatives		737,378		584,308
Total		(10,786,373)		(7,994,145)
Financial and operating derivatives		(11,806)		(69,189)
Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Issue of debts in domestic currency		(7,266,853)		(4,771,511)
BNDES/Finep loans		(145,590)		(226,874)
Issue of debts in foreign currency		(3,373,930)		(2,995,760)
Lease liabilities				(446,235)
Trade payables, reverse factoring operations and related parties		(1,829,756)		(1,736,791)
Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		(1,648)
Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		737,378		578,289
Financial Liabilities - Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		(10,158)		(69,189)
Financial assets at amortised cost, class [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Certificate of bank deposits		211,261		1,274
Trade receivables		1,685,764		1,691,581
Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		3,110,220		823,656
Certificate of bank deposits				46,067
Repurchase operations		1,192,101		344,051
Government bonds		221,900		402,895
Financial letter		374,690		574,310
Loan Investment Funds		407,928		210,971
Dynamo Beauty Ventures Ltd fund		7,402
Certificate of Bank Deposits		21,327		27,201
Financial and operating derivatives				6,019
Fair value [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Total		4,513,582		1,125,048
Total		1,033,247		1,215,377
Financial and operating derivatives		737,378		584,308
Total		(10,987,213)		(8,467,335)
Financial and operating derivatives		(11,806)		(69,189)
Fair value [member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Issue of debts in domestic currency		(7,300,082)		(4,962,723)
BNDES/Finep loans		(145,590)		(226,874)
Issue of debts in foreign currency		(3,541,541)		(3,277,738)
Lease liabilities				(446,235)
Trade payables, reverse factoring operations and related parties		(1,829,756)		(1,736,791)
Fair value [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		(1,648)
Fair value [member] | Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		737,378		578,289
Fair value [member] | Financial Liabilities - Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		(10,158)		(69,189)
Fair value [member] | Financial assets at amortised cost, class [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Certificate of bank deposits		211,261		1,274
Trade receivables		1,685,764		1,691,581
Fair value [member] | Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		3,110,220		823,656
Certificate of bank deposits				46,067
Repurchase operations		1,192,101		344,051
Government bonds		221,900		402,895
Financial letter		374,690		574,310
Loan Investment Funds		407,928		210,971
Dynamo Beauty Ventures Ltd fund		7,402
Certificate of Bank Deposits		R$ 21,327		27,201
Financial and operating derivatives				R$ 6,019

[1]	As of December 31, 2019, investments in Certificate of Bank Deposits are remunerated at an average rate of 106.9% of CDI (101.0% of CDI as of December 31, 2018) with daily maturities redeemable with the issuer itself, without significant loss of value.
[2]	Repurchase agreements are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined rate of interest and within a predetermined term, which are backed by public or private securities (depending on the bank) and are registered with the CETIP. On December 31, 2019, repurchase operations are remunerated at an average rate of 99.9% of CDI (100.0% of the CDI on December 31, 2018).
[3]	Natura Cosméticos S.A. became member of a new venture capital vehicle - the Dynamo Beauty Ventures (DBV) fund - whose mission is to identify and invest in emerging brands in cosmetics and well-being segments, the focus on Europe and the USA, acquiring non-controlling interest in companies with tremendous growth potential and innovative business models in the long term.
[4]	The balance on December 31, 2019, related to the “Crer para Ver” line within an Company’s exclusive fund is R$38,018 (R$26,829 on December 31, 2018).